Parent company accounts - Statement of comprehesive income (Parenthetical) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) employee	Dec. 31, 2022 GBP (£) employee	Dec. 31, 2021 GBP (£) employee
Condensed Statement of Income Captions [Line Items]
Profit after tax	£ 5,323	£ 5,973	£ 7,056
Total comprehensive income for the year	£ 6,379	£ 1,612	£ 4,838
Number of employees (full time equivalent) | employee	92,400	87,400	81,600
Barclays PLC
Condensed Statement of Income Captions [Line Items]
Profit after tax	£ 3,766	£ 2,163	£ 4,343
Total comprehensive income for the year	£ 3,766	£ 2,163	£ 4,343
Number of employees (full time equivalent) | employee	61	61	65